                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-04760

                              SCUDDER ADVISOR FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Annual Report to
Shareholders

December 31, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Investment Funds	Nasdaq Symbol	CUSIP Number
NY Tax Free Money Fund Investment	BNYXX	81111R 304
Tax Free Money Fund Investment	BTXXX	81111R 205

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Investment Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for NY Tax Free Money Fund Investment and Tax Free Money Fund Investment, each a series of Scudder Advisor Funds (the "Trust"). DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of each fund.

In the following interview, Portfolio Manager Joe Benevento discusses the market environment and his team's approach to managing the funds during the 12-month period ended December 31, 2003.

Q: How did the funds perform over the annual period?

A: Over the 12 months ended December 31, 2003, Tax Free Money Fund Investment's seven-day annualized yield declined from 0.76% to 0.44% (0.68% taxable-equivalent yield). NY Tax Free Money Fund Investment's seven-day annualized yield declined from 0.72% to 0.44% (0.73% taxable-equivalent yield). In both cases, the yield changes primarily reflect the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002, and its 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003. For the 12-month period ended December 31, 2003, Tax Free Money Fund Investment posted an annual total return of 0.33%, compared with the 0.46% average total return of the iMoneyNet National Retail Tax Free Money Funds Average. NY Tax Free Money Fund Investment returned 0.32%, compared with the 0.44% average total return of the iMoneyNet State Specific Retail Money Funds Average.1

1 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance includes reinvestment of all distribution. Returns during part or all of the periods shown reflect a fee and/or expense waiver. Without this waiver, returns would have been lower. The yield quotation more closely reflects the current earnings of the fund than the total return quotation. Please call the Service Center at 1-800-730-1313 for the product's most recent month-end performance.

Q: What were the major factors affecting money market activity during the year?

A: Federal Reserve Board policy and the US economy continued to have a major effect on the backdrop to money market activity. As 2003 began, investors demonstrated enthusiasm for President Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, volatility remained high in the financial markets.

Economic and political conditions improved during the second quarter. Corporate earnings generally exceeded expectations. The government's tax cut was widely perceived to offer stimulus to the economy. The conclusion of active military operations in Iraq provided a welcome sigh of relief. On May 6, the Federal Reserve Board kept the targeted federal funds rate2 unchanged at 1.25% but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

2 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

In the run-up to the June Federal Reserve Board meeting, the tax-free money market yield curve inverted, with short-term variable rates exceeding those of one-year fixed rates. Then, on June 25, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. Immediately after the decision, short-term variable rates fell and one-year municipal note yields rose. The municipal money market yield curve shifted from an inverted position to a positive slope, signaling investor preference for securities with shorter maturities.

After peaking in late August to early September, one-year municipal note yields declined somewhat by the end of September. Even as economic news continued to improve during the fourth quarter, the municipal money market yield curve remained rather flat. Such positive economic news included rebounding industrial production, continued strength in the housing market, a slowly improving labor market and an uptick in capital spending. The Federal Reserve Board meeting in December proved uneventful, leading the market to speculate that the Federal Reserve Board would likely wait to see above-trend economic growth before actually reversing course. At the end of the year, most investors believed that there would be no official increase in interest rates until well into 2004.

Q: What factors specific to the municipal markets had the most significant effect?

A: Municipal market yields declined, in spite of an increase in municipal issuance. Indeed, as a result of widespread budget shortfalls, we saw a sharp increase in the need for short-term cash flow issuance. The state of California topped the list with the issuance of $12 billion in revenue anticipation warrants, with the expectation of additional note issuance during the first quarter of 2004 to further fund cash flow needs. The state of Texas issued $7.4 billion in tax and revenue anticipation notes. Low interest rates also supported the increase in supply. The increased issuance of short-term notes did not result in significant upward pressure on one-year rates, however, as this rise in supply was offset by the Federal Reserve Board rate cut and ongoing strong demand. Investors continued their flight to quality, seeking the perceived haven of municipal securities. In fact, municipal money market assets increased by nearly 2% over the annual period. While the yield on one-year municipal notes declined by just nine basis points over the annual period, one-year note yields went as low as 0.83% in mid-June in the run-up to the Federal Reserve Board cut and then rose to 1.18% in early September as the market sold off following the interest rate cut. On December 31, 2003, the yield on the one-year note stood at 1.16%.

Municipal credit quality was negatively affected during the annual period, as municipalities across the country experienced declining revenue sources and an increase in their "fixed" costs, such as Medicaid, education and prisons. However, the income potential of tax-exempt money market securities remained quite attractive relative to comparable taxable securities. Indeed, as absolute money market yields fell over the annual period, the attractiveness of tax-exempt money market securities compared with comparable taxable securities increased. It is also worth noting that tax-exempt money market yields exceeded those of taxable money market securities for an extended period during 2003, particularly in April and again during much of the fourth quarter.

Q: In light of recent market conditions, what was your strategy in Tax Free Money Fund Investment?

A: We adjusted Tax Free Money Fund Investment's weighted average maturity to prepare for seasonal events and supply/demand phenomena. The fund began 2003 with a weighted average maturity of 44 days and ended the annual period on December 31 with a weighted average maturity of 36 days. We tried to keep the fund's weighted average maturity in a neutral to shorter-than- the-benchmark range, which helped us navigate through a volatile period for both interest rates and unfolding state and local government budget troubles. This was especially so in April and May, when the municipal yield curve inverted, and again during the fourth quarter, when heightened terrorist threats, mixed economic indicators and supply/demand imbalances added uncertainty to the markets. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, we chose not to approve or participate in California's June issuance sale. Having sold a significant portion of the fund's state of California holdings by the end of the last fiscal year, we avoided unenhanced exposure to the state and related credits. The fund was able to take advantage of increased issuance in the market during the annual period by participating in high-quality, liquid municipal notes sales, such as the state of Texas' tax and revenue anticipation notes, making purchases at attractive yield levels.

Q: What has been the strategy for NY Tax Free Money Fund Investment?

A: As with Tax Free Money Fund Investment, we also adjusted this fund's weighted average maturity to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high issuance in June, and the January and July reinvestment periods. Redemptions from tax-exempt money markets during the 2003 tax season totaled approximately 2%, the same percentage as in 2002. Given the flight to greater levels of safety benefiting US municipal markets and the relatively light season of tax redemptions, there was only a brief intramonth increase in yields during April. In December, we began preparing for what is known as "the January effect." We increased the fund's allocation to fixed-rate securities in order to lock in the higher yields available and thereby avoid some of the volatility that the variable-rate demand market usually experiences when cash inflows increase during the first weeks of the new year.

The fund began the year with a weighted average maturity of 36 days and ended the annual period with a weighted average maturity of 31 days.

Q: Do you anticipate any change in your management strategies?

A: At the end of the annual period, approximately 70% of each fund's assets was invested in municipal variable-rate demand notes and approximately 30% in municipal fixed-rate notes, bonds and commercial paper. We will continue to concentrate the portfolios in high-quality credits and intend to maintain our conservative investment strategies as we seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of December 31, 2003

NY Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
New York 92.9%
Brookhaven & Smithtown, NY, Three Village Century School District, 1.5%, 6/30/2004	1,000,000	1,002,204
Chemung County, New York, Industrial Development Agency, Civic Facilities Revenue, Arnot Ogden Medical Center, Series A, 1.22%*, 3/1/2019 (c)	740,000	740,000
Erie County, New York, Industrial Development Agency, Civic Facilities Revenue, Subordinate Adult Services, Revenue Bonds, 1.35%*, 6/1/2022 (c)	5,395,000	5,395,000
Long Island, Power Authority, New York, Electric System Revenue:
Sub-series 2A, 1.1%*, 5/1/2033 (c)	800,000	800,000
1.1%*, 5/1/2033 (c)	1,100,000	1,100,000
1.27%*, 5/1/2033 (c)	200,000	200,000
Series 3B, 1.3%, 5/1/2033 (c)	300,000	300,000
1.31%*, 12/1/2024	3,480,000	3,480,000
Nassau County, State GO:
Series A, 2.0%, 4/15/2004	2,200,000	2,205,977
Series S, 5.0%, 3/1/2004 (b)	1,200,000	1,207,783
New York, Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B, 1.18%*, 11/1/2022 (b)	2,500,000	2,500,000
New York, Metropolitan Transportation Authority, New York Revenue:
1.27%*, 5/15/2010 (b)	100,000	100,000
1.28%*, 11/15/2021 (b)	1,600,000	1,600,000
New York, Metropolitan Transportation Authority, New York Transportation Facilities Revenue, Series O, 6.375%, 7/1/2004 (b)	3,000,000	3,126,414
New York, State Dormitory Authority Revenue:
Series 1997, 0.85%, 1/9/2004	1,000,000	1,000,000
Series 651, 1.26%*, 7/1/2024 (b)	400,000	400,000
New York, State Dormitory Authority Revenue, Cornell University, Series B, 1.18%*, 7/1/2030	1,305,000	1,305,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2B, 1.18%*, 2/15/2031 (b)	3,000,000	3,000,000
New York, State Dormitory Authority Revenue, Rockefeller University, Series A-2, 1.18%*, 7/1/2032	1,500,000	1,500,000
New York, State Environmental Facilities Corp., Clean Drinking Water, Series F, 1.5%, 1/15/2004	1,600,000	1,600,424
New York, State GO, Environmental Quality, Series G, 1.03%*, 11/30/2018 (c)	2,400,000	2,400,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 1.18%*, 11/1/2036 (c)	3,250,000	3,250,000
New York, State Housing Finance Agency Service Contract Revenue, Series D, 1.1%*, 3/15/2026 (c)	1,800,000	1,800,000
New York, Tobacco Settlement Financing Corp., Revenue Bonds:
Series R-2003, 1.28%*, 6/1/2021 (b)	2,000,000	2,000,000
1.31%*, 12/1/2007	3,125,000	3,125,000
Series 1894, 1.31%*, 6/1/2012	2,300,000	2,300,000
New York City, New York, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 1.1%*, 3/15/2025 (b)	1,300,000	1,300,000
New York City, New York, Transitional Finance Authority Revenue, Series A-40, 1.17%*, 11/1/2026 (b)	990,000	990,000
New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 1.25%*, 2/15/2030	45,000	45,000
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series 2, 2.0%, 2/19/2004	1,000,000	1,001,194
Series 3, 1.12%*, 11/1/2022	1,350,000	1,350,000
New York City, NY, State GO, Series C-5, 1.08%*, 8/1/2020 (c)	300,000	300,000
New York State, Jay Street Development Corp., Center Facilities Lease Revenue:
Series A-3, 1.18%*, 5/1/2022 (c)	1,250,000	1,250,000
Series A-3, 1.27%*, 5/1/2022 (c)	560,000	560,000
New York State, Power Authority, Commercial Paper:
1.04%, 1/21/2004	2,489,000	2,489,000
1.05%, 1/26/2004	1,500,000	1,500,000
New York, NY, State GO:
Series A-3, 1.1%*, 8/1/2031 (c)	1,400,000	1,400,000
Series B-6, 1.27%, 8/15/2005 (b)	800,000	800,000
New York, NY, State GO, Revenue Anticipation Notes, Series A, 2.0%, 4/15/2004	1,000,000	1,003,023
New York, NY, Thruway Authority General Revenue, Bond Anticipation Notes, Series A, 1.125%, 3/25/2004	2,400,000	2,400,040
New York, NY, Transitional Finance Authority, 1.34%*, 11/1/2022	450,000	450,000
New York, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 1.27%*, 2/1/2009	545,000	545,000
New York, NY, Triborough Building & Tunnel Authority:
Series A, 1.1%*, 1/1/2031 (b)	765,000	765,000
Series B-13, 1.17%*, 11/15/2021 (b)	500,000	500,000
Series 810, 1.26%*, 1/1/2017	400,000	400,000
Series R-2013, 1.26%*, 11/15/2021 (b)	300,000	300,000
Oneida Indian Nation, New York, County GO, Revenue Bond, 1.1%*, 10/1/2032 (c)	4,800,000	4,800,000
Onondaga County, Industrial Development Agency Civic Facilities Revenue, YMCA of Greater Syracuse, Series A, 1.35%*, 11/1/2025 (c)	2,500,000	2,500,000
Rockland County, New York, Revenue Anticipation Bonds, 2.0%, 2/26/2004	3,000,000	3,004,075
Schenectady County, New York, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 1.45%*, 8/1/2033 (c)	1,600,000	1,600,000
Suffolk County, County GO, 2.0%, 9/8/2004	500,000	503,152
Yates County, New York, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.3%*, 9/1/2015 (c)	2,300,000	2,300,000
Yonkers, New York, Industrial Development Agency, Civic Facilities Revenue, 1.12%*, 7/1/2021 (c)	1,000,000	1,000,000
		82,493,286
Puerto Rico 7.0%
ABN AMRO Munitops, Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008	3,600,000	3,600,000
Puerto Rico, State GO:
Series EE, 1.15%*, 7/1/2029 (b)	1,795,000	1,795,000
Series 813-D, 1.28%*, 7/1/2020 (b)	750,000	750,000
		6,145,000
Total Municipal Investments (Cost $88,638,286)		88,638,286

	Shares	Value ($)

Money Market Funds 0.1%
BlackRock Provident Institutional New York Money Fund Portfolio, 0.95%**	18,878	18,878
Dreyfus New York Municipal Cash Management, 0.98%**	91,100	91,100
Total Mutual Funds (Cost $109,978)		109,978
Total Investment Portfolio - 100.0% (Cost $88,748,264) (a)		88,748,264

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2003.
** Rate shown is annualized seven-day yield at period end.
(a) The cost for federal income tax purposes was $88,748,609. At December 31, 2003, net unrealized depreciation for all securities based on tax cost was $345. This consisted of aggregated gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $345.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
MBIA	Municipal Bond Investors Assurance	9.4
FSA	Financial Security Assurance	7.2
AMBAC	AMBAC Assurance Corp.	3.9
FGIC	Financial Guaranty Insurance Company	1.8
FNMA	Federal National Mortgage Association	1.5

(c) Security incorporates a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
California 3.9%
California, Community Finance Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004	1,200,000	1,207,081
California, Department of Water Resources and Power Supply Revenue, Series B-5, 1.26%*, 5/1/2022 (b)	800,000	800,000
California, State GO, 2.0%, 6/23/2004 (b)	4,500,000	4,519,821
		6,526,902
Colorado 0.2%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 1.3%*, 9/1/2033 (b)	300,000	300,000
District of Columbia 1.2%
District of Columbia, GO, Core City, 1.3%*, 3/1/2028 (b)	1,730,000	1,730,000
Washington D.C., State GO, Series B, 1.25%*, 6/1/2030 (c)	315,000	315,000
		2,045,000
Florida 4.8%
Capital Trust Agency, Florida Revenue, Seminole Tribe Resort, Series B, 1.25%*, 10/1/2033 (b)	695,000	695,000
Gulf Breeze, Florida, Florida Municipal Bond Fund, Series A, 1.15%*, 3/31/2021 (b)	760,000	760,000
Indian River County, Florida, Hospital & Healthcare Revenue, Hospital District, 1.33%*, 10/1/2015 (b)	1,200,000	1,200,000
Jacksonville, Electric Authority Revenue, Series C-1, 0.95%, 1/13/2004	3,680,000	3,680,000
St. Luci County, GO, School District, 2.0%, 7/1/2004 (c)	1,730,000	1,738,965
		8,073,965
Georgia 5.3%
Burke County, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 1.31%*, 1/1/2018 (c)	2,800,000	2,800,000
Fayette County, Georgia, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc., Revenue Bond, 1.25%*, 4/1/2024 (b)	100,000	100,000
Macon-Bibb County, Georgia, Hospital Authority Revenue, Medical Center Control, 1.2%*, 12/1/2018 (b)	6,000,000	6,000,000
		8,900,000
Hawaii 2.7%
Hawaii, Department of Budget and Finance, Kahala Nui Project, Series D, 1.25%*, 11/15/2033 (b)	1,800,000	1,800,000
Honolulu Hawaii City, 0.95%, 1/8/2004	2,800,000	2,800,000
		4,600,000
Illinois 11.7%
Chicago, Illinois, GO, Core City, 1.28%*, 1/1/2027 (c)	4,425,000	4,425,000
Illinois, Educational Facilities Authority, 1.2%*, 3/1/2033 (b)	1,300,000	1,300,000
Illinois, Industrial Development Revenue, Goodman Theatre Project, 1.2%*, 12/1/2033 (b)	675,000	675,000
Illinois, Project Revenue, Development Finance Authority, Jewish Federation Projects, 1.15%*, 9/1/2024 (c)	1,000,000	1,000,000
Illinois, State GO:
Series B, 1.28%*, 10/1/2033	5,000,000	5,000,000
2.0%, 1/15/2004	5,000,000	5,001,985
Kankakee, Illinois, Unipair Foundation, Inc. Project, 1.35%*, 11/1/2031 (b)	2,325,000	2,325,000
		19,726,985
Indiana 3.6%
ABN Amro Munitops, Certificate Trust, Series 2003-32, 1.21%, 1/15/2012 (c)	3,000,000	3,000,000
Indiana, Special Assessment Revenue, Series A, 2.0%, 1/27/2004 (c)	1,800,000	1,801,140
Indianapolis, Indiana, Industrial Economic Development Revenue, Jewish Federation Campus, 1.15%*, 4/1/2005 (b)	1,220,000	1,220,000
		6,021,140
Iowa 2.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Revenue Bond:
Series B, 1.15%*, 7/1/2015 (c)	100,000	100,000
Series B, 1.15%*, 1/1/2028 (c)	1,930,000	1,930,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 1.3%*, 2/1/2023 (b)	1,440,000	1,440,000
		3,470,000
Kentucky 5.3%
Boone County, Kentucky, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.1%*, 8/1/2013 (b)	1,800,000	1,800,000
Breckinridge County, County (GO) Lease, Series A, 1.3%*, 2/1/2032 (b)	500,000	500,000
Pendleton County, Multi-County Lease Revenue, Associate County Leasing Program, 1.0%*, 1/9/2004 (b)	3,500,000	3,500,000
Somerset, Kentucky, Blakley Family YMCA, Inc., Project, 1.3%*, 4/1/2015 (b)	3,170,000	3,170,000
		8,970,000
Maine 0.8%
Maine, State GO, Tax Anticipation Notes, 1.75%, 6/30/2004	1,425,000	1,431,636
Massachusetts 3.6%
Massachusetts State, Development Finance Agency, North Shore YMCA Project, Revenue Bond, 1.35%*, 11/1/2022 (b)	6,000,000	6,000,000
Michigan 6.8%
Detroit, Michigan, School District GO, Series 1805, 1.3%*, 11/1/2010 (c)	570,000	570,000
Green Lake, Michigan, Economic Development Revenue, Interlochen Center Apartments Project, 1.15%*, 6/1/2027 (b)	100,000	100,000
Kentwood, Michigan, Public Schools, Series A, 1.3%*, 5/1/2020 (c)	3,195,000	3,195,000
Michigan, Hospital & Healthcare Revenue, University of Michigan, Series A, 1.12%*, 12/1/2027	100,000	100,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (b)	4,900,000	4,930,207
Michigan State, 1.03%, 5/4/2004	1,630,000	1,630,000
Oakland University, Michigan Revenue Bond, 1.25%*, 3/1/2031 (c)	875,000	875,000
		11,400,207
New Jersey 1.4%
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water NJ, Inc. Project, Series A, 1.26%*, 11/1/2026 (c)	1,000,000	1,000,000
New Jersey, Transportation/Tolls Revenue, Series A10, 1.15%*, 1/1/2016 (c)	790,000	790,000
Salem County, Industrial Pollution Control Financing Authority, E.I. du Pont de Nemours and Co., 1.0%*, 3/1/2012	500,000	500,000
		2,290,000
New York 4.9%
New York, Tobacco Settlement Financing Corp., Series 1894, 1.31%*, 6/1/2012	1,220,000	1,220,000
New York, Transportation/Tolls Revenue, Thruway Authority, Series 2003-4, 1.25%*, 4/1/2017 (c)	1,220,000	1,220,000
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series 2, 2.0%, 2/19/2004	1,000,000	1,001,194
Series 3, 1.27%*, 11/1/2022	600,000	600,000
New York State, Jay Street Development Corp., Center Facilities Lease Revenue, Series A-3, 1.18%*, 5/1/2022 (b)	3,250,000	3,250,000
Oneida Indian Nation, New York, County GO, Revenue Bond, 1.1%*, 10/1/2032 (b)	900,000	900,000
		8,191,194
North Carolina 4.1%
North Carolina, Medical Care Community Health Care Facilities Revenue, Grace Hospital, Inc. Project, Revenue Bond, 1.25%*, 10/1/2025 (b)	1,955,000	1,955,000
North Carolina, Municipal Power Agency No.1, Catawba Electric Revenue, Revenue Bond, 1.27%*, 1/1/2011 (c)	4,995,000	4,995,000
		6,950,000
Ohio 4.9%
Akron Bath Copley, Ohio, Hospital Revenue District, Health Care Facilities Summer Project, 1.3%*, 12/1/2032 (b)	2,500,000	2,500,000
Huron County, Ohio, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.22%*, 12/1/2027 (b)	5,700,000	5,700,000
		8,200,000
Oklahoma 0.9%
Oklahoma, Industrial Authority Revenue, Integris Baptist Project, Series B, 1.3%*, 8/15/2029 (c)	300,000	300,000
Tulsa, Oklahoma, Industrial Authority Revenue, First Mortgage Montercau, Series A, 1.3%*, 7/1/2032 (b)	1,155,000	1,155,000
		1,455,000
Pennsylvania 9.0%
Allegheny County, Pennsylvania, Hospital Development Revenue, Presbyterian Healthcare Center, Series D, 1.27%*, 3/1/2020 (c)	2,300,000	2,300,000
Dallastown, Pennsylvania, State GO, Area School District, 1.3%*, 2/1/2018 (c)	3,800,000	3,800,000
Delaware Valley, Regional Finance Authority Local Government Revenue, Series 784, 1.15%*, 1/1/2026 (c)	1,500,000	1,500,000
Latrobe, Pennsylvania, Industrial Development Authority Revenue, 1.4%*, 6/1/2033 (b)	1,800,000	1,800,000
Lehigh County, Pennsylvania, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 1.0%*, 6/1/2014 (b)	280,000	280,000
Pennsylvania, Hospital & Healthcare Revenue, Higher Educational Facilities Authority, Series 1807, 1.33%*, 1/1/2005	4,780,000	4,780,000
Pennsylvania, State Public School Building Authority, College Revenue, Northhampton County Area, 1.75%, 4/1/2004 (c)	500,000	501,047
Pennsylvania, State Public School Building Authority, School Revenue, Series A-42, 1.21%*, 6/1/2028 (c)	300,000	300,000
		15,261,047
South Carolina 1.7%
South Carolina, Jobs Economic Development Authority, Baptist Ministries, Inc., Revenue Bond, 1.25%*, 7/1/2020 (b)	1,455,000	1,455,000
South Carolina, Jobs Economic Development Authority, Heathwood Hall Episcopal, Revenue Bond, 1.25%*, 8/1/2029 (b)	1,500,000	1,500,000
		2,955,000
Tennessee 0.6%
Shelby County, State GO, Tax Anticipation Note, 2.0%, 6/30/2004	1,100,000	1,105,653
Texas 18.2%
City of Houston, Texas, 0.95%, 1/20/2004	2,000,000	2,000,000
Corpus Christi, Texas, Electric Revenue, Utility System, 1.3%*, 7/15/2010 (c)	2,330,000	2,330,000
Houston, Texas, Water & Sewer Revenue, Water & Sewer Systems Revenue, Series 2003-14, 1.28%*, 6/1/2026 (c)	395,000	395,000
Houston, Texas, 0.93%, 1/14/2004	5,000,000	5,000,000
Houston, Texas, Water & Sewer Systems, Series A, 0.95%, 1/15/2004	3,000,000	3,000,000
Texas, Higher Education Revenue, Higher Education Authority, Inc., Series B, 1.12%*, 10/1/2029 (b)	400,000	400,000
Texas, Securities Trust Certificates, Series 9056, 1.18%*, 7/21/2010 (c)	5,900,000	5,900,000
Texas, State GO, 2.0%, 8/31/2004	8,500,000	8,549,622
Texas, State (REV) Lease, Trust Certificates, Series 9056, 1.28%*, 5/15/2010 (c)	3,155,000	3,155,000
		30,729,622
Virginia 0.6%
Chesapeake Bay, Virginia, Transportation/Tolls Revenue, Bridge and Tunnel Commission, Series A 39, 1.21%*, 7/1/2025 (c)	1,000,000	1,000,000
Washington 1.1%
Port Tacoma, Washington, State GO, Core City, Series R-4036, 1.3%*, 12/1/2025 (c)	1,900,000	1,900,000
West Virginia 0.5%
Monongalia County, West Virginia, Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 1.28%*, 7/1/2017 (b)	940,000	940,000
Total Municipal Investments (Cost $168,443,351)		168,443,351
Money Market Funds 0.1%
BlackRock Provident Institutional MuniFund Portfolio, 1.03%**	10,609	10,609
Dreyfus Tax Exempt Cash Management, 1.02%**	101,197	101,197
Total Money Market Funds (Cost $111,806)		111,806
Total Investment Portfolio - 100.0% (Cost $168,555,157) (a)		168,555,157

* Variable Rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2003.
** Rate shown is annualized seven-day yield at period end.
(a) The cost for federal income tax purposes was $168,555,157.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
MBIA	Municipal Bond Investors Assurance	10.9
FGIC	Financial Guaranty Insurance Company	8.4
FSA	Financial Security Assurance	7.3
AMBAC	AMBAC Assurance Corp.	4.9

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of December 31, 2003
Assets	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Investments in securities, at amortized cost	$ 88,748,264	$ 168,555,157
Receivable for investments sold	35,000	370,000
Interest receivable	357,274	560,879
Reimbursement due from Advisor	3,927	-
Other assets	6,766	6,302
Total assets	89,151,231	169,492,338
Liabilities
Due to custodian	398,696	1,088,509
Dividends payable	24,644	45,122
Advisory fee payable	-	7,393
Administration and service fees payable	46,121	91,085
Other accrued expenses and payables	40,260	40,125
Total liabilities	509,721	1,272,234
Net assets, at value	$ 88,641,510	$ 168,220,104
Net Assets
Net assets consist of: Undistributed net investment income	16,206	-
Accumulated net realized gain (loss)	(345)	(21,975)
Paid-in capital	88,625,649	168,242,079
Net assets, at value	$ 88,641,510	$ 168,220,104
Net Asset Value
Net assets applicable to shares outstanding	$ 88,641,510	$ 168,220,104
Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	88,648,139	168,241,303
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended December 31, 2003
Investment Income	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Income: Interest	$ 1,050,053	$ 1,978,337
Expenses: Administration and service fees	583,720	1,104,703
Advisory fee	145,929	276,176
Auditing	37,589	37,082
Legal	10,004	16,391
Trustees' fees and expenses	4,549	5,279
Reports to shareholders	-	9,712
Registration fees	21,201	11,097
Other	1,964	2,892
Total expenses, before expense reductions	804,956	1,463,332
Expense reductions	(74,838)	(82,219)
Total expenses, after expense reductions	730,118	1,381,113
Net investment income	319,935	597,224
Net realized gain (loss) on investment transactions	3,139	8,716
Net increase (decrease) in net assets resulting from operations	$ 323,074	$ 605,940

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - NY Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 319,935	$ 719,666
Net realized gain (loss) on investment transactions	3,139	23,104
Net increase (decrease) in net assets resulting from operations	323,074	742,770
Distributions to shareholders from: Net investment income	(319,859)	(719,439)
Fund share transactions: Proceeds from shares sold	404,711,653	426,152,132
Reinvestment of distributions	97,070	180,618
Cost of shares redeemed	(428,707,919)	(423,557,497)
Net increase (decrease) in net assets from Fund share transactions	(23,899,196)	2,775,253
Increase (decrease) in net assets	(23,895,981)	2,798,584
Net assets at beginning of period	112,537,491	109,738,907
Net assets at end of period (including undistributed net investment income of $16,206 at December 31, 2003)	$ 88,641,510	$ 112,537,491
Other Information
Shares outstanding at beginning of period	112,548,831	109,773,578
Shares sold	404,710,078	426,152,132
Shares issued to shareholders in reinvestment of distributions	97,070	180,618
Shares redeemed	(428,707,840)	(423,557,497)
Net increase (decrease) in Fund shares	(23,900,692)	2,775,253
Shares outstanding at end of period	88,648,139	112,548,831

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 597,224	$ 1,220,186
Net realized gain (loss) on investment transactions	8,716	(828)
Net increase (decrease) in net assets resulting from operations	605,940	1,219,358
Distributions to shareholders from: Net investment income	(597,326)	(1,219,936)
Fund share transactions: Proceeds from shares sold	1,114,369,894	1,059,169,617
Reinvestment of distributions	149,823	143,725
Cost of shares redeemed	(1,112,173,053)	(1,057,070,961)
Net increase (decrease) in net assets from Fund share transactions	2,346,664	2,242,381
Increase (decrease) in net assets	2,355,278	2,241,803
Net assets at beginning of period	165,864,826	163,623,023
Net assets at end of period	$ 168,220,104	$ 165,864,826
Other Information
Shares outstanding at beginning of period	165,898,285	163,655,904
Shares sold	1,114,366,248	1,059,169,617
Shares issued to shareholders in reinvestment of distributions	149,823	143,725
Shares redeemed	(1,112,173,053)	(1,057,070,961)
Net increase (decrease) in Fund shares	2,343,018	2,242,381
Shares outstanding at end of period	168,241,303	165,898,285

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2003	2002	2001[a]	2000[a]	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.003	.006	.02	.03	.02
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-
Total from investment operations	.003	.006	.02	.03	.02
Less distributions from: Net investment income	(.003)	(.006)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.32	.65	1.89	3.23	2.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89	113	110	86	74
Ratio of expenses before expense reductions (%)	.83	.82	.80[d]	.86[d]	.84[d]
Ratio of expenses after expense reductions (%)	.75	.75	.75[d]	.75[d]	.75[d]
Ratio of net investment income (%)	.33	.65	1.86	3.19	2.37
[a] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.
[b] Amount is less than $.0005 per share.
[c] Total return would have ben lower had certain expenses not been reduced.
[d] Includes expenses of the NY Tax Free Money Portfolio.

Tax Free Money Fund Investment

Years Ended December 31,	2003	2002	2001[a]	2000[a]	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.003	.007	.02	.03	.02
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-
Total from investment operations	.003	.007	.02	.03	.02
Less distributions from: Net investment income	(.003)	(.007)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.33	.72	2.08	3.35	2.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168	166	164	222	128
Ratio of expenses before expense reductions (%)	.80	.80	.79[d]	.82[d]	.80[d]
Ratio of expenses after expense reductions (%)	.75	.75	.75[d]	.75[d]	.75[d]
Ratio of net investment income (loss) (%)	.32	.72	2.11	3.30	2.50
[a] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the Tax Free Money Portfolio for the respective periods.
[b] Amount is less than $.005 per share.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes expenses of the Tax Free Money Portfolio.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a "Fund," and collectively, the "Funds") are two of the funds the Trust offers to investors.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At December 31, 2003 the Tax Free Money Fund Investment had a net tax basis capital loss carryforward of approximately $22,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005 ($3,800), December 31, 2007 ($5,500) and December 31, 2008 ($12,700), the respective expiration dates, whichever occurs first.

D. Distributions of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2003, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Undistributed tax-exempt income	$ 16,206	$ -
Capital loss carryforwards	$ -	$ (22,000)
Net unrealized appreciation (depreciation) on investments	$ (345)	$ -

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

For the Years Ended December 31,	2003	2002
NY Tax Free Money Fund Investment Distributions from tax-exempt income	$ 316,374	$ 719,439
Distributions from ordinary income	$ 3,485	$ -
Tax Free Money Fund Investment Distributions from tax-exempt income	$ 597,326	$ 1,219,936

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

E. Other

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Fund and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the year ended December 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to 0.75% of the average daily net assets of each Fund. Accordingly, for the year ended December 31, 2003 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory Fee	Amount Waived	Effective Rate
NY Tax Free Money Fund Investment	$ 145,929	$ 74,838.07%
Tax Free Money Fund Investment	$ 276,176	$ 82,219.11%

ICCC serves as Administrator and receives a fee based on each Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%.

Effective April 11, 2003, State Street Bank and Trust Company is each Fund's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as the Funds' custodian.

As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Line of Credit Agreement

Prior to April 11, 2003, the Funds and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Funds entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 5 percent of their net assets under the agreement.

Report of Independent Auditors

To the Trustees of Scudder Advisor Funds and Shareholders of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (the "Funds") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts February 20, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the NY Tax Free Money Fund Investment and Tax Free Money Fund Investment for the taxable year ended December 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1986	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1986	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which these funds are each a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The funds' Statement of Additional Information includes additional information about the funds' Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Custodian

State Street Bank and Trust Company

One Heritage Drive North Quincy, MA 02171
Independent Auditors

PricewaterhouseCoopers LLP

125 High Street Boston, MA 02110
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Advisor Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        NY TAX FREE MONEY FUND INVESTMENT
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year     Audit Fees       Audit-Related       Tax Fees       All Other
   Ended          Billed         Fees Billed         Billed        Fees Billed
December 31      to Fund             to Fund         to Fund        to Fund
--------------------------------------------------------------------------------
2003            $33,600           $1,237            $3,100             $0
--------------------------------------------------------------------------------
2002            $19,000             $0              $5,000             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                      All
                 Fees Billed to       Tax Fees Billed to     Other Fees Billed
Fiscal Year      Adviser and            Adviser and         to Adviser and
   Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
December 31    Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003             $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002             $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and    Total Non-Audit
                          Affiliated Fund        Fees billed
                         Service Providers       to Adviser
               Total     (engagements related    and Affiliated
              Non-Audit    directly to the       Fund Service
               Fees        operations and        Providers
               Billed     financial reporting    (all other        Total of
Fiscal Year   to Fund        of the Fund)        engagements)      (A), (B)
    Ended
 December 31     (A)            (B)                (C)               and (C)
--------------------------------------------------------------------------------
2003           $3,100            $0             $3,967,000        $3,970,100
--------------------------------------------------------------------------------
2002           $5,000         $161,900          $17,092,950       $17,259,850
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

                         TAX FREE MONEY FUND INVESTMENT
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year     Audit Fees       Audit-Related       Tax Fees       All Other
   Ended          Billed         Fees Billed         Billed        Fees Billed
December 31      to Fund             to Fund         to Fund        to Fund
--------------------------------------------------------------------------------
2003            $33,600           $1,237            $5,200           $0
--------------------------------------------------------------------------------
2002            $19,000             $0              $2,900           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                      All
                 Fees Billed to       Tax Fees Billed to     Other Fees Billed
Fiscal Year      Adviser and            Adviser and         to Adviser and
   Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
December 31    Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003               $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002               $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and    Total Non-Audit
                          Affiliated Fund        Fees billed
                         Service Providers       to Adviser
               Total     (engagements related    and Affiliated
              Non-Audit    directly to the       Fund Service
               Fees        operations and        Providers
               Billed     financial reporting    (all other        Total of
Fiscal Year   to Fund        of the Fund)        engagements)      (A), (B)
    Ended
 December 31     (A)            (B)                (C)               and (C)
--------------------------------------------------------------------------------
2003          $5,200          $0                 $3,967,000      $3,972,200
--------------------------------------------------------------------------------
2002          $2,900       $161,900              $17,092,950     $17,257,750
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche New York Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche New York Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------